Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Leases, Supplemental Balance Sheet Infomormation [Table Text Block]
	December 31,
	2022	2021
	A$	A$
Operating lease right-of-use assets:
Non-current	4,422,303	2,050,336
Operating lease liabilities:
Current	755,125	500,284
Non-current	3,943,517	1,690,716

Weighted average remaining lease terms (in years)	6.9	4.0
Weighted average discount rate	4.8%	5.0%

Lease, Cost [Table Text Block]
	Years ended December 31,
	2022	2021
	A$	A$
Fixed payment operating lease expense	965,224	715,086
Short-term lease expense	3,262	0
Sub-lease income	137,219	163,397

Lessee, Operating Lease, Income Statement Information [Table Text Block]
	Years ended December 31,
	2022	2021
	A$	A$
Cost of goods sold	107,140	119,437
Cost of services	147,558	104,344
Research and development	273,823	360,159
Selling, general and administrative	436,703	131,146
	965,224	715,086

Lessee, Operating Lease, Supplemental Cash Flow Information [Table Text Block]
	Years ended December 31,
	2022	2021
	A$	A$
Operating cash outflows from operating leases	831,685	716,247
	Years ended December 31,
	2022	2021
	A$	A$
Right of use assets obtained in exchange for lease liabilities	3,023,907	0
Right of use asset modifications	0	(1,392,953)

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
December 31, 2022
A$
2023	963,323
2024	986,482
2025	1,010,199
2026	395,242
2027	404,135
Thereafter	1,783,435
Total future lease payments	5,542,816
Less: imputed interest	(844,174)
Total operating lease liabilities	4,698,642
Current	755,125
Non-current	3,943,517